Schedule of Reconciliation of the Federal Income Tax Rate (Details)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate				21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Stock-based compensation expense					0.00%	1.70%
Valuation allowance					(21.00%)	3.60%
Income tax provision	82.35%	0.00%	252.00%	0.00%	0.00%	26.30%